Insurance Contracts	12 Months Ended
Dec. 31, 2023
Various Types of Insurance [Abstract]
Insurance Contracts
38. Insurance Contracts
38.1 Details of insurance contract assets and insurance contract liabilities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	78,687	￦	4,617	￦	—	￦	—
Insurance contract liabilities		10,523,709		331,137		7,337,627		5,716,165		—		18,195,275		1,470,773		2,172,574		222,174

Net insurance contract liabilities	￦	10,523,709	￦	331,137	￦	7,337,627	￦	5,716,165	￦	—	￦	18,116,588	￦	1,466,156	￦	2,172,574	￦	222,174

Reinsurance contract assets	￦	837	￦	—	￦	—	￦	—	￦	3,827	￦	381,733	￦	1,014,265	￦	31,750	￦	63,554
Reinsurance contract liabilities		12,008		16,572		—		—		—		—		3,148		—		—

Net reinsurance contract assets (liabilities)	￦	(11,171)	￦	(16,572)	￦	—	￦	—	￦	3,827	￦	381,733	￦	1,011,117	￦	31,750	￦	63,554

	December 31, 2023
	Life insurance										Non-life insurance
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance contract assets	￦	—	￦	—	￦	—	￦	—	￦	—	￦	219,782	￦	9,858	￦	—	￦	—
Insurance contract liabilities		12,184,805		449,459		6,992,772		6,256,123		—		20,429,882		1,505,850		2,224,924		264,737

Net insurance contract liabilities	￦	12,184,805	￦	449,459	￦	6,992,772	￦	6,256,123	￦	—	￦	20,210,100	￦	1,495,992	￦	2,224,924	￦	264,737

Reinsurance contract assets	￦	365	￦	—	￦	—	￦	—	￦	5,545	￦	455,016	￦	957,040	￦	10,513	￦	226,689
Reinsurance contract liabilities		14,913		17,275		—		—		—		—		3,842		—		—

Net reinsurance contract assets (liabilities)	￦	(14,548)	￦	(17,275)	￦	—	￦	—	￦	5,545	￦	455,016	￦	953,198	￦	10,513	￦	226,689

38.2 Changes in insurance and reinsurance contract liabilities
38.2.1 Changes in insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
	(In millions of Korean won)
Beginning	￦	48,565,160	￦	151,369	￦	2,041,937	￦	50,758,466
Insurance revenue		(5,567,717)		—		—		(5,567,717)
Insurance service expenses
Insurance claims and expenses		—		(7,714)		4,101,680		4,093,966
Amortization of insurance acquisition cash flows		205,489		—		—		205,489
Changes in fulfilment cash flows relating to incurred claims		—		—		(113,284)		(113,284)
Losses on onerous contracts and reversals		—		135,992		—		135,992
Other insurance service expenses		1,670		—		—		1,670
Insurance service result		(5,360,558)		128,278		3,988,396		(1,243,884)
Insurance finance income and expenses		(7,590,060)		2,423		23,863		(7,563,774)
Investment components		(6,373,789)		—		6,373,789		—
Cashflow
Premiums received		12,396,650		—		—		12,396,650
Insurance acquisition cash flows		(1,873,773)		—		—		(1,873,773)
Incurred claims and expenses		—		—		(6,904,161)		(6,904,161)
Other cashflow		—		—		(3,540,943)		(3,540,943)
Total cashflow		10,522,877		—		(10,445,104)		77,773
Other		(1,763)		—		(1,591)		(3,354)

Ending	￦	39,761,867	￦	282,070	￦	1,981,290	￦	42,025,227

	2023
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
	(In millions of Korean won)
Beginning	￦	39,761,867	￦	282,070	￦	1,981,290	￦	42,025,227
Insurance revenue		(6,205,472)		—		—		(6,205,472)
Insurance service expenses
Insurance claims and expenses		—		(18,741)		4,505,137		4,486,396
Amortization of insurance acquisition cash flows		206,367		—		—		206,367
Changes in fulfilment cash flows relating to incurred claims		—		—		(47,991)		(47,991)
Losses on onerous contracts and reversals		—		279,130		—		279,130
Other insurance service expenses		3,791		—		—		3,791
Insurance service result		(5,995,314)		260,389		4,457,146		(1,277,779)
Insurance finance income and expenses		5,005,784		5,595		50,296		5,061,675
Investment components		(5,233,167)		—		5,233,167		—
Cashflow
Premiums received		12,118,916		—		—		12,118,916
Insurance acquisition cash flows		(2,243,231)		—		—		(2,243,231)
Incurred claims and expenses		—		—		(6,796,305)		(6,796,305)
Other cashflow		—		—		(2,795,316)		(2,795,316)
Total cashflow		9,875,685		—		(9,591,621)		284,064
Other		72		—		—		72

Ending	￦	43,414,927	￦	548,054	￦	2,130,278	￦	46,093,259

38.2.2 Changes in insurance contract liabilities (assets) applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
	(In millions of Korean won)
Beginning	￦	1,754,875	￦	311	￦	1,792,381	￦	136,222	￦	3,683,789
Insurance revenue		(3,982,384)		—		—		—		(3,982,384)
Insurance service expenses
Insurance claims and expenses		—		—		3,301,371		44,497		3,345,868
Amortization of insurance acquisition cash flows		426,638		—		—		—		426,638
Changes in fulfilment cash flows relating to incurred claims		—		—		(9,854)		(101,987)		(111,841)
Losses on onerous contracts and reversals		—		989		—		—		989
Other insurance service expenses		4,158		—		—		—		4,158
Insurance service result		(3,551,588)		989		3,291,517		(57,490)		(316,572)
Insurance finance income and expenses		3,378		—		14,915		(164)		18,129
Investment components		(14,179)		—		14,179		—		—
Cashflow
Premiums received		4,069,236		—		—		—		4,069,236
Insurance acquisition cash flows		(435,775)		—		—		—		(435,775)
Incurred claims and expenses		—		—		(3,181,702)		—		(3,181,702)
Other cashflow		—		—		—		—		—
Total cashflow		3,633,461		—		(3,181,702)		—		451,759
Other		13,472		—		10,186		140		23,798

Ending	￦	1,839,419	￦	1,300	￦	1,941,476	￦	78,708	￦	3,860,903

	2023
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
	(In millions of Korean won)
Beginning	￦	1,839,419	￦	1,300	￦	1,941,476	￦	78,708	￦	3,860,903
Insurance revenue		(4,090,221)		—		—		—		(4,090,221)
Insurance service expenses
Insurance claims and expenses		—		—		3,545,909		55,663		3,601,572
Amortization of insurance acquisition cash flows		449,062		—		—		—		449,062
Changes in fulfilment cash flows relating to incurred claims		—		—		(226,333)		(39,009)		(265,342)
Losses on onerous contracts and reversals		—		807		—		—		807
Other insurance service expenses		4,956		—		—		—		4,956
Insurance service result		(3,636,203)		807		3,319,576		16,654		(299,166)
Insurance finance income and expenses		(2,047)		—		13,943		1,005		12,901
Investment components		—		—		—		—		—
Cashflow
Premiums received		4,176,452		—		—		—		4,176,452
Insurance acquisition cash flows		(455,528)		—		—		—		(455,528)
Incurred claims and expenses		—		—		(3,323,187)		—		(3,323,187)
Other cashflow		—		—		—		—		—
Total cashflow		3,720,924		—		(3,323,187)		—		397,737
Other		11,238		—		1,972		68		13,278

Ending	￦	1,933,331	￦	2,107	￦	1,953,780	￦	96,435	￦	3,985,653

38.2.3 Changes in reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
	(In millions of Korean won)
Beginning	￦	68,343	￦	18,559	￦	305,754	￦	392,656
Allocation of Reinsurance Premiums		(132,741)		—		—		(132,741)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,250)		124,436		122,186
Changes in fulfilment cash flows relating to incurred claims		—		—		(7,588)		(7,588)
Recovery from loss recovery component and reversals		—		7,358		—		7,358
Reinsurance service result		(132,741)		5,108		116,848		(10,785)
Reinsurance finance income and expenses		(58,406)		483		4,824		(53,099)
Effect of changes in exchange rate		(33)		(1)		36		2
Effect of changes in credit default risk of reinsurer		748		—		(44)		704
Total reinsurance finance income and expenses		(57,691)		482		4,816		(52,393)
Investment components		(394,698)		—		394,698		—
Cashflow
Reinsurance Premiums Paid		526,842		—		—		526,842
Amounts recovered from reinsurer		—		—		(501,759)		(501,759)
Total cashflow		526,842		—		(501,759)		25,083
Other		—		—		—		—

Ending	￦	10,055	￦	24,149	￦	320,357	￦	354,561

	2023
	Liability for Remaining Coverage						Total
	Other than Loss Component		Loss Component		Liability for Incurred Claims
	(In millions of Korean won)
Beginning	￦	10,055	￦	24,149	￦	320,357	￦	354,561
Allocation of Reinsurance Premiums		(157,755)		—		—		(157,755)
Reinsurance Recoverables
Reinsurance claims and expenses		—		(2,554)		129,701		127,147
Changes in fulfilment cash flows relating to incurred claims		—		—		4,519		4,519
Recovery from loss recovery component and reversals		—		51,439		—		51,439
Reinsurance service result		(157,755)		48,885		134,220		25,350
Reinsurance finance income and expenses		44,161		788		2,764		47,713
Effect of changes in exchange rate		4		(1)		—		3
Effect of changes in credit default risk of reinsurer		161		—		138		299
Total reinsurance finance income and expenses		44,326		787		2,902		48,015
Investment components		(435,701)		—		435,701		—
Cashflow
Reinsurance Premiums Paid		498,995		—		—		498,995
Amounts recovered from reinsurer		—		—		(501,074)		(501,074)
Total cashflow		498,995		—		(501,074)		(2,079)
Other		—		—		—		—

Ending	￦	(40,080)	￦	73,821	￦	392,106	￦	425,847

38.2.4 Changes in reinsurance contract assets (liabilities) applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
	(In millions of Korean won)
Beginning	￦	60,635	￦	50	￦	1,060,490	￦	91,286	￦	1,212,461
Reinsurance service income		(639,013)		—		—		—		(639,013)
Reinsurance service expenses
Reinsurance claims and expenses		3,673		—		442,566		14,955		461,194
Changes in fulfilment cash flows relating to incurred claims		—		—		15,632		(76,572)		(60,940)
Recovery from loss recovery component and reversals		—		179		—		—		179
Reinsurance service result		(635,340)		179		458,198		(61,617)		(238,580)
Reinsurance finance income and expenses		(391)		—		4,121		380		4,110
Effect of changes in exchange rate		2,036		—		15,753		10		17,799
Effect of changes in credit default risk of reinsurer		112		—		(3,645)		—		(3,533)
Total reinsurance finance income and expenses		1,757		—		16,229		390		18,376
Investment components		(13,773)		—		13,773		—		—
Cashflow
Reinsurance Premiums Paid		598,817		—		—		—		598,817
Amounts recovered from reinsurer		—		—		(483,571)		—		(483,571)
Total cashflow		598,817		—		(483,571)		—		115,246
Other		420		—		1,791		(37)		2,174

Ending	￦	12,516	￦	229	￦	1,066,910	￦	30,022	￦	1,109,677

	2023
	Liability for Remaining Coverage				Liability for Incurred Claims
	Other than Loss Component		Loss Component		Present value of estimated future cashflow		Risk adjustment for non-financial risks		Total
	(In millions of Korean won)
Beginning	￦	12,516	￦	229	￦	1,066,910	￦	30,022	￦	1,109,677
Reinsurance service income		(679,353)		—		—		—		(679,353)
Reinsurance service expenses
Reinsurance claims and expenses		4,485		—		665,538		29,797		699,820
Changes in fulfilment cash flows relating to incurred claims		—		—		(187,486)		(12,475)		(199,961)
Recovery from loss recovery component and reversals		—		151		—		—		151
Reinsurance service result		(674,868)		151		478,052		17,322		(179,343)
Reinsurance finance income and expenses		750		—		(4,247)		(455)		(3,952)
Effect of changes in exchange rate		(1,736)		—		6,033		—		4,297
Effect of changes in credit default risk of reinsurer		(43)		—		(20,273)		—		(20,316)
Total reinsurance finance income and expenses		(1,029)		—		(18,487)		(455)		(19,971)
Investment components		(3,723)		—		3,723		—		—
Cashflow
Reinsurance Premiums Paid		785,809		—		—		—		785,809
Amounts recovered from reinsurer		—		—		(496,962)		—		(496,962)
Total cashflow		785,809		—		(496,962)		—		288,847
Other		(6,171)		—		365		(113)		(5,919)

Ending	￦	112,534	￦	380	￦	1,033,601	￦	46,776	￦	1,193,291

38.3 Changes in components of insurance and reinsurance Liability
38.3.1 Changes in components of insurance contract liabilities (assets) not applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
	(In millions of Korean won)
Beginning	￦	37,934,612	￦	1,496,778	￦	11,327,076	￦	50,758,466
Future service related changes:
Changes in estimations adjusting contractual service margin		(410,556)		(863)		411,419		—
Losses on onerous contracts and reversals		105,287		6,833		—		112,120
Effect of new contracts		(2,435,217)		225,100		2,233,988		23,871
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,094,390)		(1,094,390)
Changes in risk adjustment due to release of risk		—		(166,128)		—		(166,128)
Experience adjustment		(6,933)		—		—		(6,933)
Others		860		—		—		860
Past period service related changes:
Changes in fulfilment cash flows relating to incurred claims		(81,492)		(31,792)		—		(113,284)
Insurance service result		(2,828,051)		33,150		1,551,017		(1,243,884)
Insurance finance income and expenses		(7,889,310)		(54,488)		380,024		(7,563,774)
Cashflow for the period:
Premiums received		12,396,650		—		—		12,396,650
Insurance acquisition cash flows		(1,873,773)		—		—		(1,873,773)
Incurred claims and expenses		(6,904,161)		—		—		(6,904,161)
Other cashflow		(3,540,943)		—		—		(3,540,943)
Total cashflow		77,773		—		—		77,773
Other		(3,354)	￦	—	￦	—	￦	(3,354)

Ending	￦	27,291,670	￦	1,475,440	￦	13,258,117	￦	42,025,227

	2023
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
	(In millions of Korean won)
Beginning	￦	27,291,670	￦	1,475,440	￦	13,258,117	￦	42,025,227
Future service related changes:
Changes in estimations adjusting contractual service margin		1,379,799		19,649		(1,399,448)		—
Losses on onerous contracts and reversals		218,190		27,454		—		245,644
Effect of new contracts		(2,690,035)		251,886		2,471,636		33,487
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided		—		—		(1,245,076)		(1,245,076)
Changes in risk adjustment due to release of risk		—		(186,989)		—		(186,989)
Experience adjustment		(76,855)		—		—		(76,855)
Past period service related changes:
Changes in fulfilment cash flows relating to incurred claims		(15,528)		(32,462)		—		(47,990)
Insurance service result		(1,184,429)		79,538		(172,888)		(1,277,779)
Insurance finance income and expenses		4,479,170		118,749		463,756		5,061,675
Cashflow for the period:
Premiums received		12,118,916		—		—		12,118,916
Insurance acquisition cash flows		(2,243,231)		—		—		(2,243,231)
Incurred claims and expenses		(6,796,305)		—		—		(6,796,305)
Other cashflow		(2,795,316)		—		—		(2,795,316)
Total cashflow		284,064		—		—		284,064
Other		72		—		—		72

Ending	￦	30,870,547	￦	1,673,727	￦	13,548,985	￦	46,093,259

38.3.2 Changes in components of reinsurance contract assets (liabilities) not applying the premium allocation approach for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
	(In millions of Korean won)
Beginning	￦	328,510	￦	51,658	￦	12,488	￦	392,656
Future service related changes
Changes in estimations adjusting contractual service margin		53,503		26,699		(80,202)		—
Losses on onerous contracts and reversals		5,704		1,519		—		7,223
Effect of new contracts		6,675		4,491		(11,030)		136
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		(6,440)		(6,440)
Changes in risk adjustment due to release of risk		—		(3,226)		—		(3,226)
Experience adjustment		(890)		—		—		(890)
Past period service related changes
Changes in fulfilment cash flows relating to incurred claims		(4,507)		(3,081)		—		(7,588)
Reinsurance service result		60,485		26,402		(97,672)		(10,785)
Reinsurance finance income and expenses		(45,182)		(8,161)		244		(53,099)
Effect of changes in exchange rate		176		8		(182)		2
Effect of changes in credit default risk of reinsurer		704		—		—		704
Total reinsurance finance income and expenses		(44,302)		(8,153)		62		(52,393)
Cashflow for the period
Reinsurance Premiums Paid		526,842		—		—		526,842
Amounts recovered from reinsurer		(501,759)		—		—		(501,759)
Other cashflow		—		—		—		—
Total cashflow		25,083		—		—		25,083
Other		—		—		—		—

Ending	￦	369,776	￦	69,907	￦	(85,122)	￦	354,561

	2023
	Present value of estimated future cashflow		Risk adjustment for non-financial risks		Contractual service margin		Total
	(In millions of Korean won)
Beginning	￦	369,776	￦	69,907	￦	(85,122)	￦	354,561
Future service related changes
Changes in estimations adjusting contractual service margin		(119,906)		(19,901)		139,807		—
Losses on onerous contracts and reversals		39,189		12,007		—		51,196
Effect of new contracts		24,733		10,910		(35,401)		242
Current period service related changes
Contractual service margin recognized in profit or loss for the services provided		—		—		(100)		(100)
Changes in risk adjustment due to release of risk		—		(5,354)		—		(5,354)
Experience adjustment		(25,153)		—		—		(25,153)
Past period service related changes
Changes in fulfilment cash flows relating to incurred claims		7,600		(3,081)		—		4,519
Reinsurance service result		(73,537)		(5,419)		104,306		25,350
Reinsurance finance income and expenses		41,043		8,908		(2,238)		47,713
Effect of changes in exchange rate		(5)		—		8		3
Effect of changes in credit default risk of reinsurer		299		—		—		299
Total reinsurance finance income and expenses		41,337		8,908		(2,230)		48,015
Cashflow for the period
Reinsurance Premiums Paid		498,995		—		—		498,995
Amounts recovered from reinsurer		(501,074)		—		—		(501,074)
Other cashflow		—		—		—		—
Total cashflow		(2,079)		—		—		(2,079)
Other		—		—		—		—

Ending	￦	335,497	￦	73,396	￦	16,954	￦	425,847

38.4 Details of insurance service results for the year ended December 31, 2022 and 2023, are as follows:

	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	249,018	￦	29,396	￦	37,311	￦	79,863	￦	—	￦	3,724,523	￦	—	￦	—	￦	—	￦	4,120,111
Changes in risk adjustment due to release of risk		8,610		8,931		15,545		(5,363)		—		169,001		—		—		—		196,724
Contractual service margin recognized in profit or loss for the services provided		234,725		17,078		32,547		83,919		—		726,120		—		—		—		1,094,389
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		12,277		1,319		4,269		4,948		—		135,421		—		—		—		158,234
Other insurance revenues		(643)		(256)		(188)		(654)		—		—		—		—		—		(1,741)

Insurance revenue for insurance contracts not applying the premium allocation approach		503,987		56,468		89,484		162,713		—		4,755,065		—		—		—		5,567,717
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,299,905		2,566,770		115,709		3,982,384

Total insurance revenue	￦	503,987	￦	56,468	￦	89,484	￦	162,713	￦	—	￦	4,755,065	￦	1,299,905	￦	2,566,770	￦	115,709	￦	9,550,101

	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance service expenses:
Incurred claims and expenses	￦	(273,796)	￦	(33,206)	￦	(37,624)	￦	(87,844)	￦	—	￦	(3,663,261)	￦	(1,001,488)	￦	(2,267,353)	￦	(81,186)	￦	(7,445,758)
Amortization of insurance acquisition cash flows		(12,277)		(1,319)		(4,269)		(4,948)		—		(182,676)		(124,077)		(300,181)		(2,380)		(632,127)
Changes in fulfilment cash flows relating to incurred claims		13,809		1,690		6,159		4,756		—		86,871		87,603		24,238		—		225,126
Losses on onerous contracts and reversals		5,957		(3,044)		(16,648)		(60,085)		—		(61,430)		(989)		—		—		(136,239)
Other insurance service expenses		(780)		66		421		(354)		—		—		—		—		—		(647)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(267,087)		(35,813)		(51,961)		(148,475)		—		(3,820,496)		—		—		—		(4,323,832)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(1,038,951)		(2,543,296)		(83,566)		(3,665,813)

Total insurance service expenses	￦	(267,087)	￦	(35,813)	￦	(51,961)	￦	(148,475)	￦	—	￦	(3,820,496)	￦	(1,038,951)	￦	(2,543,296)	￦	(83,566)	￦	(7,989,645)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	849	￦	1,510	￦	—	￦	—	￦	3,362	￦	119,913	￦	461,449	￦	20,594	￦	(23,682)	￦	583,995
Changes in fulfilment cash flows relating to incurred claims		(230)		(409)		—		—		(914)		(8,785)		(59,767)		1,576		—		(68,529)
Recognition and reversal of loss-recovery component		(223)		97		—		—		74		6,977		179		—		—		7,104
Other reinsurance income		(4)		(8)		—		—		(169)		—		—		—		—		(181)

Reinsurance income for reinsurance contracts not applying the premium allocation approach		392		1,190		—		—		2,353		118,019		—		—		—		121,954
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		86		401,861		22,170		(23,682)		400,435

Total reinsurance income	￦	392	￦	1,190	￦	—	￦	—	￦	2,353	￦	118,105	￦	401,861	￦	22,170	￦	(23,682)	￦	522,389

	2022
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(965)	￦	(1,691)	￦	—	￦	—	￦	(1,223)	￦	(116,943)	￦	—	￦	—	￦	—	￦	(120,822)
Changes in risk adjustment due to release of risk		(75)		(174)		—		—		(43)		(5,802)		—		—		—		(6,094)
Contractual service margin recognized in profit or loss for the services received		69		(347)		—		—		(1,000)		(5,162)		—		—		—		(6,440)
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Other reinsurance expenses		438		8		—		—		169		—		—		—		—		615

		(533)		(2,204)		—		—		(2,097)		(127,907)		—		—		—		(132,741)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,285)		(602,496)		(8,304)		(26,928)		(639,013)

Total reinsurance expense		(533)		(2,204)		—		—		(2,097)		(129,192)		(602,496)		(8,304)		(26,928)		(771,754)

Total insurance service result	￦	236,759	￦	19,641	￦	37,523	￦	14,238	￦	256	￦	923,482	￦	60,319	￦	37,340	￦	(18,467)	￦	1,311,091

	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance revenue:
Insurance contracts not applying the premium allocation approach:
Expected insurance claims and expenses	￦	254,876	￦	33,177	￦	35,907	￦	85,464	￦	—	￦	4,138,267	￦	—	￦	—	￦	—	￦	4,547,691
Changes in risk adjustment due to release of risk		18,099		2,846		4,720		4,992		—		184,724		—		—		—		215,381
Contractual service margin recognized in profit or loss for the services provided		287,724		19,960		35,629		89,669		—		812,094		—		—		—		1,245,076
Experience adjustments on premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Recovery of insurance acquisition cash flows		18,996		2,835		6,167		5,339		—		170,819		—		—		—		204,156
Other insurance revenues		(3,444)		(228)		(2,409)		(752)		—		—		—		—		—		(6,833)

Insurance revenue for insurance contracts not applying the premium allocation approach		576,251		58,590		80,014		184,712		—		5,305,904		—		—		—		6,205,471
Insurance revenue for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		1,291,887		2,714,975		83,360		4,090,222

Total insurance revenue	￦	576,251	￦	58,590	￦	80,014	￦	184,712	￦	—	￦	5,305,904	￦	1,291,887	￦	2,714,975	￦	83,360	￦	10,295,693

	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Insurance service expenses:
Incurred claims and expenses	￦	(255,897)	￦	(36,962)	￦	(36,344)	￦	(89,211)	￦	—	￦	(4,074,815)	￦	(1,058,394)	￦	(2,388,765)	￦	(159,369)	￦	(8,099,757)
Amortization of insurance acquisition cash flows		(18,996)		(2,835)		(6,167)		(5,339)		—		(173,030)		(131,289)		(314,720)		(3,054)		(655,430)
Changes in fulfilment cash flows relating to incurred claims		12,947		(650)		(1,595)		1,823		—		35,466		204,283		61,059		—		313,333
Losses on onerous contracts and reversals		(10,570)		(13,678)		(9,537)		7,624		—		(246,136)		(807)		—		—		(273,104)
Other insurance service expenses		2,359		79		(4,453)		(1,775)		—		—		—		—		—		(3,790)

Insurance service expenses for insurance contracts not applying the premium allocation approach		(270,157)		(54,046)		(58,096)		(86,878)		—		(4,458,515)		—		—		—		(4,927,692)
Insurance service expenses for insurance contracts applying the premium allocation approach		—		—		—		—		—		—		(986,207)		(2,642,426)		(162,423)		(3,791,056)

Total insurance service expenses	￦	(270,157)	￦	(54,046)	￦	(58,096)	￦	(86,878)	￦	—	￦	(4,458,515)	￦	(986,207)	￦	(2,642,426)	￦	(162,423)	￦	(8,718,748)

Reinsurance income:
Recovery of incurred reinsurance claims and expenses	￦	437	￦	1,759	￦	—	￦	—	￦	2,233	￦	127,608	￦	566,668	￦	825	￦	128,534	￦	828,064
Changes in fulfilment cash flows relating to incurred claims		(203)		(198)		—		—		410		1,979		(196,236)		(1,193)		—		(195,441)
Recognition and reversal of loss-recovery component		242		148		—		—		1,651		48,300		151		—		—		50,492
Other reinsurance income		—		—		—		—		—		—		—		—		—		—

Reinsurance income for reinsurance contracts not applying the premium allocation approach		476		1,709		—		—		4,294		176,626		—		—		—		183,105
Reinsurance income for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		1,261		370,583		(368)		128,534		500,010

Total reinsurance income	￦	476	￦	1,709	￦	—	￦	—	￦	4,294	￦	177,887	￦	370,583	￦	(368)	￦	128,534	￦	683,115

	2023
	Life insurance										Non-life insurance								Total
	Death		Health		Pension		Variables		Compound		Long-term		General		Automobile		Overseas
	(In millions of Korean won)
Reinsurance expense:
Reinsurance contracts not applying the premium allocation approach:
Expected recovery of incurred claims and expenses	￦	(951)	￦	(2,081)	￦	—	￦	—	￦	(1,318)	￦	(146,243)	￦	—	￦	—	￦	—	￦	(150,593)
Changes in risk adjustment due to release of risk		(126)		(120)		—		—		(47)		(7,865)		—		—		—		(8,158)
Contractual service margin recognized in profit or loss for the services received		(1,280)		(369)		—		—		(2,784)		4,332		—		—		—		(101)
Experience adjustments on reinsurance premium related to current and past services		—		—		—		—		—		—		—		—		—		—
Other reinsurance expenses		14		8		—		—		1,075		—		—		—		—		1,097

		(2,343)		(2,562)		—		—		(3,074)		(149,776)		—		—		—		(157,755)
Reinsurance expenses for reinsurance contracts applying the premium allocation approach		—		—		—		—		—		(1,812)		(602,472)		(9,478)		(65,591)		(679,353)

Total reinsurance expense		(2,343)		(2,562)		—		—		(3,074)		(151,588)		(602,472)		(9,478)		(65,591)		(837,108)

Total insurance service result	￦	304,227	￦	3,691	￦	21,918	￦	97,834	￦	1,220	￦	873,688	￦	73,791	￦	62,703	￦	(16,120)	￦	1,422,952

38.5 The effect of new insurance contracts not applying the premium allocation approach for the year ended December 31, 2022 and 2023, are as follows:
38.5.1 Insurance contract

	2022
	Issued contract
	Other than onerous contract		Onerous contract		Total
	(In millions of Korean won)
Estimated Present Value of Future Cash Outflows	￦	10,718,344	￦	569,496	￦	11,287,840
Insurance Acquisition Cash Flow		1,819,665		87,760		1,907,425
Insurance Claims and Service Expenses		8,898,679		481,736		9,380,415
Estimated Present Value of Future Cash Inflows		(13,171,925)		(551,132)		(13,723,057)
Risk Adjustment for Non-Financial Risks		219,593		5,507		225,100
Contractual service margin		2,233,988		—		2,233,988

Effect on financial statements of initial recognition of contracts	￦	—	￦	23,871	￦	23,871

	2023
	Issued contract
	Other than onerous contract		Onerous contract		Total
	(In millions of Korean won)
Estimated Present Value of Future Cash Outflows	￦	11,999,588	￦	467,686	￦	12,467,274
Insurance Acquisition Cash Flow		2,354,262		80,797		2,435,059
Insurance Claims and Service Expenses		9,645,326		386,889		10,032,215
Estimated Present Value of Future Cash Inflows		(14,716,101)		(441,208)		(15,157,309)
Risk Adjustment for Non-Financial Risks		244,877		7,009		251,886
Contractual service margin		2,471,636		—		2,471,636

Effect on financial statements of initial recognition of contracts	￦	—	￦	33,487	￦	33,487

38.5.2 Reinsurance contract

	2022
	Purchased contract
	Net cost contract		Net gain contract		Total
	(In millions of Korean won)
Estimated Present Value of Future Cash Inflows	￦	58,068	￦	582,353	￦	640,421
Estimated Present Value of Future Cash Outflows		(66,905)		(566,841)		(633,746)
Risk Adjustment for Non-Financial Risks		889		3,602		4,491
Contractual service margin		8,084		(19,114)		(11,030)

Effect on financial statements of initial recognition of contracts	￦	136	￦	—	￦	136

	2023
	Purchased contract
	Net cost contract		Net gain contract		Total
	(In millions of Korean won)
Estimated Present Value of Future Cash Inflows	￦	50,455	￦	948,180	￦	998,635
Estimated Present Value of Future Cash Outflows		(52,749)		(921,153)		(973,902)
Risk Adjustment for Non-Financial Risks		532		10,378		10,910
Contractual service margin		2,004		(37,405)		(35,401)

Effect on financial statements of initial recognition of contracts	￦	242	￦	—	￦	242

38.6 The annual expected amortization schedule of contractual service margin of insurance contracts and reinsurance contracts not applying the premium allocation approach as of December 31, 2022 and 2023, are as follows:

		December 31, 2022
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
		(In millions of Korean won)
Insurance contract issued
Life insurance	Death	￦	264,108	￦	243,645	￦	225,339	￦	208,911	￦	193,751	￦	752,438	￦	886,420	￦	428,872	￦	211,872
	Health		16,624		15,214		14,010		12,969		12,073		47,228		56,227		31,533		30,559
	Pension		33,757		31,591		29,519		27,562		25,591		99,212		110,919		48,345		26,468
	Variables		86,630		80,721		75,325		70,312		65,733		259,099		313,790		172,119		104,449
Non-life insurance			718,139		657,436		599,796		551,952		512,352		2,030,614		2,508,514		365,526		853

Total insurance contract issued		￦	1,119,258	￦	1,028,607	￦	943,989	￦	871,706	￦	809,500	￦	3,188,591	￦	3,875,870	￦	1,046,395	￦	374,201

Reinsurance contract held
Life insurance	Death	￦	927	￦	868	￦	810	￦	742	￦	679	￦	2,577	￦	3,377	￦	2,066	￦	1,149
	Health		277		193		133		86		50		(303)		(2,238)		(1,424)		(1,623)
	Compound		672		444		370		313		267		584		224		134		79
Non-life insurance			(11,054)		(9,487)		(7,940)		(6,783)		(5,954)		(24,352)		(22,685)		(6,906)		(1,394)

Total reinsurance contract held		￦	(9,178)	￦	(7,982)	￦	(6,627)	￦	(5,642)	￦	(4,958)	￦	(21,494)	￦	(21,322)	￦	(6,130)	￦	(1,789)

		December 31, 2023
		Less than a year		1 ~ 2 years		2 ~ 3 years		3 ~ 4 years		4 ~ 5 years		5 ~ 10 years		10 ~ 20 years		20 ~ 30 years		Over 30 years
		(In millions of Korean won)
Insurance contract issued
Life insurance	Death	￦	236,323	￦	215,942	￦	199,712	￦	184,953	￦	171,431	￦	665,906	￦	822,117	￦	451,691	￦	293,496
	Health		17,918		16,121		14,586		13,283		12,126		44,083		43,608		20,913		20,140
	Pension		33,910		30,602		27,735		25,600		23,797		94,360		118,308		54,580		22,581
	Variables		84,188		78,083		72,584		67,631		63,069		245,804		287,816		155,736		100,329
Non-life insurance			766,180		704,554		642,277		592,651		551,089		2,182,217		2,708,480		367,995		2,480

Total insurance contract issued		￦	1,138,519	￦	1,045,302	￦	956,894	￦	884,118	￦	821,512	￦	3,232,370	￦	3,980,329	￦	1,050,915	￦	439,026

Reinsurance contract held
Life insurance	Death	￦	2,131	￦	1,793	￦	1,548	￦	1,348	￦	1,181	￦	3,888	￦	2,155	￦	1,123	￦	640
	Health		(299)		(278)		(266)		(278)		(314)		(1,553)		(2,578)		(1,612)		(1,802)
	Compound		1,136		501		416		353		302		924		935		512		318
Non-life insurance			(3,170)		(2,994)		(2,465)		(1,934)		(1,593)		(8,206)		2,165		8,672		14,255

Total reinsurance contract held		￦	(202)	￦	(978)	￦	(767)	￦	(511)	￦	(424)	￦	(4,947)	￦	2,677	￦	8,695	￦	13,411

38.7 The details and fair value of the underlying items of insurance contracts with direct participation features as of December 31, 2022 and 2023, are as follows:

	2022		2023
	(In millions of Korean won)
Underlying items held by the Group
Cash and cash equivalents	￦	188,934	￦	122,467
Equity securities		628,864		750,765
Debt securities		1,210,947		1,167,554
Beneficiary certificates		1,022,401		1,271,117
Other securities		481,122		446,193
Loans		76,892		23,346
Others		13,857		16,366

Total	￦	3,623,017	￦	3,797,808

38.8 Details of other insurance finance income and expenses for the year ended December 31, 2022 and 2023, are as follows:

	2022
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
	(In millions of Korean won)
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	26,007	￦	59,664	￦	519,848	￦	511,878	￦	112,397	￦	7,615	￦	19,479	￦	1,256,888
Dividend income		3,329		31,155		70,083		554		34,276		2		285		139,684
Gains (losses) on valuation and disposal of securities		(34,287)		(830,878)		(332,183)		(224,117)		(315,133)		202		(60,062)		(1,796,458)
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		(16,345)		(5,430)		(3)		(1,002)		(22,780)
Gains (losses) on derivatives		(3,073)		(17,071)		(120,356)		(141,842)		(69,675)		—		—		(352,017)
Gains (losses) on investments in subsidiaries		—		—		—		(18,001)		—		—		—		(18,001)
Foreign exchange gains (losses)		3,650		67,569		64,493		136,255		82,974		94		—		355,035
Other investment income (expenses)		(5,032)		(63)		97,061		(11,501)		173,663		(997)		41,102		294,233

		(9,406)		(689,624)		298,946		236,881		13,072		6,913		(198)		(143,416)
Investment income (expenses) recognized in other comprehensive income		(48,682)		—		(3,230,491)		(2,949,143)		(262,195)		(14,132)		(171,628)		(6,676,271)

Total investment income (expenses)	￦	(58,088)	￦	(689,624)	￦	(2,931,545)	￦	(2,712,262)	￦	(249,123)	￦	(7,219)	￦	(171,826)	￦	(6,819,687)

	2022
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
	(In millions of Korean won)
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	(85,614)	￦	(718,823)	￦	(684,645)	￦	(4,134)	￦	—	￦	—	￦	(1,493,216)
Effect of changes in discount rates and financial assumptions		—		267,304		87,422		—		—		—		—		354,726
Effect of exchange rate fluctuations		—		(49,771)		(5,191)		—		(19,970)		—		—		(74,932)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		537,304		—		—		—		—		—		537,304
Other insurance finance income (expenses)		—		—		—		(2,558)		1,379		(1,867)		—		(3,046)

		—		669,223		(636,592)		(687,203)		(22,725)		(1,867)		—		(679,164)
Insurance finance income (expenses) recognized in other comprehensive income		—		126,971		3,891,544		4,199,832		6,463		—		—		8,224,810

Total insurance finance income (expenses)	￦	—	￦	796,194	￦	3,254,952	￦	3,512,629	￦	(16,262)	￦	(1,867)	￦	—	￦	7,545,646

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	—	￦	(990)	￦	12,741	￦	2,512	￦	—	￦	—	￦	14,263
Effect of changes in discount rates and financial assumptions		—		—		(251)		—		—		—		—		(251)
Effect of exchange rate fluctuations		—		—		2		—		17,799		—		—		17,801
Other reinsurance finance income (expenses)		—		—		(4)		5,800		2,094		1,734		—		9,624

		—		—		(1,243)		18,541		22,405		1,734		—		41,437
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		10,384		(80,075)		(5,764)		—		—		(75,455)

Total reinsurance finance income (expenses)		—		—		9,141		(61,534)		16,641		1,734		—		(34,018)

Net investment income (expenses)	￦	(58,088)	￦	106,570	￦	332,548	￦	738,833	￦	(248,744)	￦	(7,352)	￦	(171,826)	￦	691,941

	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
	(In millions of Korean won)
Investment income (expenses)
Investment income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	10,394	￦	71,348	￦	497,110	￦	514,745	￦	129,246	￦	7,017	￦	(79,289)	￦	1,150,571
Dividend income		450		33,520		8,965		4,210		29,316		2		1,851		78,314
Gains (losses) on valuation and disposal of securities		(3,375)		446,698		(129,888)		24,789		48,870		(9,160)		8,895		386,829
Gains (losses) on valuation and disposal of loans and receivables		—		—		—		1,563		(10,400)		—		1,671		(7,166)
Gains (losses) on derivatives		(2,269)		(9,153)		(34,523)		(80,755)		(44,211)		—		—		(170,911)
Gains (losses) on investments in subsidiaries		—		—		(135)		999		—		—		—		864
Foreign exchange gains (losses)		1,518		14,633		34,594		60,644		31,552		(47)		—		142,894
Other investment income (expenses)		(26,831)		23,874		93,458		(48,446)		198,876		(1,162)		66,718		306,487

		(20,113)		580,920		469,581		477,749		383,249		(3,350)		(154)		1,887,882
Investment income (expenses) recognized in other comprehensive income		30,623		—		1,831,878		1,517,293		129,012		9,947		154,660		3,673,413

Total investment income (expenses)	￦	10,510	￦	580,920	￦	2,301,459	￦	1,995,042	￦	512,261	￦	6,597	￦	154,506	￦	5,561,295

	2023
	Life insurance						Non-life insurance								Total
	Retirement		Variables		Others		Long-term		General and Automobile		Overseas		Others
	(In millions of Korean won)
Insurance finance income (expenses)
Insurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	(92,048)	￦	(744,571)	￦	(726,365)	￦	(3,875)	￦	—	￦	—	￦	(1,566,859)
Effect of changes in discount rates and financial assumptions		—		(106,375)		30,743		—		—		—		—		(75,632)
Effect of exchange rate fluctuations		—		(2,792)		(1,702)		—		(5,416)		—		—		(9,910)
Changes in the fair value of the underlying assets of insurance contract with direct participation features		—		(352,888)		—		—		—		—		—		(352,888)
Other insurance finance income (expenses)		—		—		—		4,229		(686)		(41)		—		3,502

		—		(554,103)		(715,530)		(722,136)		(9,977)		(41)		—		(2,001,787)
Insurance finance income (expenses) recognized in other comprehensive income		—		(63,785)		(1,323,613)		(1,682,508)		(2,882)		—		—		(3,072,788)

Total insurance finance income (expenses)	￦	—	￦	(617,888)	￦	(2,039,143)	￦	(2,404,644)	￦	(12,859)	￦	(41)	￦	—	￦	(5,074,575)

Reinsurance finance income (expenses)
Reinsurance finance income (expenses) recognized in profit or loss:
Net Interest Income (Expense)	￦	—	￦	—	￦	(1,031)	￦	12,629	￦	2,558	￦	—	￦	—	￦	14,156
Effect of changes in discount rates and financial assumptions		—		—		(270)		—		—		—		—		(270)
Effect of exchange rate fluctuations		—		—		(8)		—		4,297		—		—		4,289
Other reinsurance finance income (expenses)		—		—		(3)		359		(28,312)		(269)		—		(28,225)

		—		—		(1,312)		12,988		(21,457)		(269)		—		(10,050)
Reinsurance finance income (expenses) recognized in other comprehensive income		—		—		(3,041)		39,381		1,755		—		—		38,095

Total reinsurance finance income (expenses)		—		—		(4,353)		52,369		(19,702)		(269)		—		28,045

Net investment income (expenses)	￦	10,510	￦	(36,968)	￦	257,963	￦	(357,233)	￦	479,700	￦	6,287	￦	154,506	￦	514,765

38.9 Insurance income and changes in contractual service margin of insurance contracts not applying the premium allocation approach by transition approaches for the year ended December 31, 2022 and 2023, are as follows:
38.9.1 Insurance contract

	2022
	Contracts applying the fair value approach		All other contracts		Total
	(In millions of Korean won)
Insurance income	￦	2,660,459	￦	2,907,258	￦	5,567,717

Beginning contractual service margin		2,308,718		9,018,358		11,327,076
Current period service related changes
Profit or loss recognized related to service provided		(180,297)		(914,093)		(1,094,390)
Future service related changes
Changes in estimations adjusting contractual service margin		119,825		291,595		411,420
Effect of new contracts		—		2,233,988		2,233,988

Insurance service result		(60,472)		1,611,490		1,551,018
Insurance finance income and expenses		76,715		303,308		380,023

Ending contractual service margin	￦	2,324,961	￦	10,933,156	￦	13,258,117

	2023
	Contracts applying the fair value approach		All other contracts		Total
	(In millions of Korean won)
Insurance income	￦	2,778,549	￦	3,426,923	￦	6,205,472

Beginning contractual service margin		2,324,961		10,933,156		13,258,117
Current period service related changes
Profit or loss recognized related to service provided		(203,155)		(1,041,921)		(1,245,076)
Future service related changes
Changes in estimations adjusting contractual service margin		626,984		(2,026,432)		(1,399,448)
Effect of new contracts		—		2,471,636		2,471,636

Insurance service result		423,829		(596,717)		(172,888)
Insurance finance income and expenses		82,383		381,373		463,756

Ending contractual service margin	￦	2,831,173	￦	10,717,812	￦	13,548,985

38.9.2 Reinsurance contract

	2022
	Contracts applying the fair value approach		All other contracts		Total
	(In millions of Korean won)
Allocation of Reinsurance Premiums	￦	(65,299)	￦	(67,442)	￦	(132,741)

Beginning contractual service margin		57,423		(44,935)		12,488
Current period service related changes
Profit or loss recognized related to service received		(7,547)		1,107		(6,440)
Future service related changes
Changes in estimations adjusting contractual service margin		44,191		(124,393)		(80,202)
Effect of new contracts		—		(11,030)		(11,030)

Reinsurance service result		36,644		(134,316)		(97,672)
Reinsurance finance income and expenses		1,578		(1,516)		62

Ending contractual service margin	￦	95,645	￦	(180,767)	￦	(85,122)

	2023
	Contracts applying the fair value approach		All other contracts		Total
	(In millions of Korean won)
Allocation of Reinsurance Premiums	￦	(65,600)	￦	(92,155)	￦	(157,755)

Beginning contractual service margin		95,645		(180,767)		(85,122)
Current period service related changes
Profit or loss recognized related to service received		(13,832)		13,732		(100)
Future service related changes
Changes in estimations adjusting contractual service margin		84,818		54,990		139,808
Effect of new contracts		—		(35,401)		(35,401)

Reinsurance service result		70,986		33,321		104,307
Reinsurance finance income and expenses		4,265		(6,496)		(2,231)

Ending contractual service margin	￦	170,896	￦	(153,942)	￦	16,954

38.10 Changes in other comprehensive income of financial instruments related to insurance contract groups that applied the modified retrospective approach or the fair value approach at the transition date
Changes in other comprehensive income of financial instruments related to insurance contract groups for the year ended December 31, 2022 and 2023, are as follows:

	2022		2023
	(In millions of Korean won)
Beginning	￦	132,695	￦	(965,165)
Changes due to fair value measurement		(1,507,494)		533,590
Changes due to reclassification to profit or loss		11,317		38,216
Income tax effect		398,317		(152,270)

Ending	￦	(965,165)	￦	(545,629)

38.11 Risk Management of KB Insurance Co., Ltd.
38.11.1 Overview of insurance risk
Insurance risk is the risk that arises from a primary operation of insurance companies that is associated with underwriting of insurance contracts and payment of claims, which has the risk of greater loss incurring than anticipated by the Group. The Group manages insurance risk in different categories of long-term insurance, general insurance, and automobile insurance.
38.11.1.1 Key items of Long-term insurance

Mortality Risk	Risk of unexpected losses due to premature death compared to the insured’s expectations.

Longevity Risk	Risk of unexpected losses due to delayed death compared to the insured’s expectations.

Disability/Illness Risk	Risk of unexpected losses related to the insured’s disability and illness.

Long-term Property/Other Risks	Risk of unexpected losses related to property, expenses, indemnities, and other collateral in long-term insurance.

Termination Risk	Risk of losses due to unexpected exercise of legal rights or contractual options by policyholders.

Expense Risk	Risk of losses due to fluctuations in future costs and expenditure variations caused by inflation in relation to insurance contract costs.

Catastrophic Risk	Risk of extreme, exceptional losses (e.g., epidemics, major accidents) not considered in mortality risk, etc.

38.11.1.2 Key items of general and automobile insurance

Price Risk	Risk of losses exceeding the expected mortality rate and expense ratio calculated when determining insurance premiums.

Reserve Risk	Risk of being unable to cover future insurance payments reserved for incurred but not reported insurance accidents.

Catastrophic Risk	Risk of losses due to extreme, exceptional risks not considered in insurance price risk and reserve risk.
38.11.2 Purposes, policies, and procedures to manage risk arising from insurance contracts
The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis
of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up
measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters.

In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.
38.11.3 Concentration of insurance risk
The Group is selling various insurance contracts such as general non-life
insurances (fire, maritime, injury, technology, liability, package, title, guarantee, and other special type insurances), automobile insurances (for private use, for business use, for commercial use, bicycle, and others), long-term insurances (long-term non-life,
property damage, injury, driver, savings, illness, nursing, and pension), and others. The Group’s risk is distributed through reinsurance, joint acceptance, and sales of diversified insurance products. In addition, insurances such as storm and flood insurance, which have a very low probability of occurrence but cover severe levels of risk, are controlled through acceptance limit and joint acquisition.
38.11.3.1 Before reinsurance mitigation

	December 31, 2022
	Domestic		United States		China		Others
	(In millions of Korean won)
General insurance
Fire	￦	7,658	￦	—	￦	—	￦	—
Maritime		46,183		—		—		—
Others		1,430,584		174,591		30,666		16,917
Long-term insurance
Injury, illness, and property		12,558,723		—		—		—
Pension		5,630,085		—		—		—
Others		(72,220)		—		—		—
Automobile insurance		2,172,574		—		—		—

Total	￦	21,773,587	￦	174,591	￦	30,666	￦	16,917

	December 31, 2023
	Domestic		United States		China		Others
	(In millions of Korean won)
General insurance
Fire	￦	8,422	￦	—	￦	—	￦	—
Maritime		56,463		—		—		—
Others		1,447,462		151,891		86,167		26,679
Long-term insurance
Injury, illness, and property		15,215,463		—		—		—
Pension		5,211,720		—		—		—
Others		(217,084)		—		—		—
Automobile insurance		2,224,924		—		—		—

Total	￦	23,947,370	￦	151,891	￦	86,167	￦	26,679

38.11.3.2 After reinsurance mitigation

	December 31, 2022
	Domestic		United States		China		Others
	(In millions of Korean won)
General insurance
Fire	￦	10,805	￦	—	￦	—	￦	—
Maritime		29,743		—		—		—
Others		435,808		132,953		20,689		4,978
Long-term insurance
Injury, illness, and property		12,176,990		—		—		—
Pension		5,630,085		—		—		—
Others		(72,220)		—		—		—
Automobile insurance		2,140,824		—		—		—

Total	￦	20,352,035	￦	132,953	￦	20,689	￦	4,978

	December 31, 2023
	Domestic		United States		China		Others
	(In millions of Korean won)
General insurance
Fire	￦	12,258	￦	—	￦	—	￦	—
Maritime		29,637		—		—		—
Others		520,007		3,455		26,526		8,067
Long-term insurance
Injury, illness, and property		14,760,447		—		—		—
Pension		5,211,720		—		—		—
Others		(217,084)		—		—		—
Automobile insurance		2,214,411		—		—		—

Total	￦	22,531,396	￦	3,455	￦	26,526	￦	8,067

38.11.4 Claims development tables
The Group verifies and evaluates the adequacy of reserve for outstanding claims for general, automobile, and long-term insurance with methods such as paid loss development trend and incurred loss development trend. If the individually estimated claims are insufficient, the Group recognizes additional reserves. Claims development tables as of December 31, 2022 and 2023, are as follows:
38.11.4.1 Claims development tables as of December 31, 2022
38.11.4.1.1 Before reinsurance mitigation
General Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	645,886	￦	513,396	￦	559,484	￦	839,279	￦	926,787	￦	918,732	￦	—
2 years		804,327		545,691		567,735		1,035,332		923,424		—		—
3 years		793,670		543,816		592,403		954,050		—		—		—
4 years		623,519		565,489		598,698		—		—		—		—
5 years		651,294		570,120		—		—		—		—		—
6 years		654,480		—		—		—		—		—		—

Estimated final loss	￦	654,480	￦	570,120	￦	598,698	￦	954,050	￦	923,424	￦	918,732	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(648,276)	￦	(552,271)	￦	(550,636)	￦	(690,899)	￦	(635,141)	￦	(433,386)	￦	—
Difference between estimated final loss and claim payments.		6,204		17,849		48,062		263,151		288,283		485,346		1,108,895
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		50,051
Incurred claims over 6 years ago		—		—		—		—		—		—		35,340
Incurred claims settled but not yet paid		—		—		—		—		—		—		(55,391)
Discount rate effect		—		—		—		—		—		—		(12,867)
Risk adjustment		—		—		—		—		—		—		57,433
Others		—		—		—		—		—		—		175,476

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,358,937

Automobile Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,364,244	￦	1,504,699	￦	1,626,553	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	—
2 years		1,367,854		1,491,522		1,639,692		1,645,744		1,766,713		—		—
3 years		1,369,260		1,490,896		1,645,194		1,642,418		—		—		—
4 years		1,370,962		1,495,058		1,648,516		—		—		—		—
5 years		1,375,469		1,497,956		—		—		—		—		—
6 years		1,375,480		—		—		—		—		—		—

Estimated final loss	￦	1,375,480	￦	1,497,956	￦	1,648,516	￦	1,642,418	￦	1,766,713	￦	1,853,766	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,361,232)	￦	(1,476,781)	￦	(1,614,015)	￦	(1,595,586)	￦	(1,684,092)	￦	(1,516,007)	￦	—
Difference between estimated final loss and claim payments.		14,248		21,175		34,501		46,832		82,621		337,759		537,136
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		25,138
Incurred claims over 6 years ago		—		—		—		—		—		—		32,860
Incurred claims settled but not yet paid		—		—		—		—		—		—		34,796
Discount rate effect		—		—		—		—		—		—		2,445
Risk adjustment		—		—		—		—		—		—		21,276
Others		—		—		—		—		—		—		7,596

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	661,247

Long-term Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,664,747	￦	1,937,997	￦	2,314,936	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	—
2 years		1,675,583		1,958,540		2,322,571		2,551,274		2,965,954		—		—
3 years		1,690,408		1,966,566		2,332,331		2,554,205		—		—		—
4 years		1,699,075		1,978,019		2,339,839		—		—		—		—
5 years		1,702,342		1,979,283		—		—		—		—		—
6 years		1,702,858		—		—		—		—		—		—

Estimated final loss	￦	1,702,858	￦	1,979,283	￦	2,339,839	￦	2,554,205	￦	2,965,954	￦	3,159,835	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,696,309)	￦	(1,967,095)	￦	(2,316,174)	￦	(2,503,490)	￦	(2,818,514)	￦	(2,168,677)	￦	—
Difference between estimated final loss and claim payments.		6,549		12,188		23,665		50,715		147,440		991,158		1,231,715
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		47,563
Incurred claims over 6 years ago		—		—		—		—		—		—		8,827
Incurred claims settled but not yet paid		—		—		—		—		—		—		464,689
Discount rate effect		—		—		—		—		—		—		(35,313)
Risk adjustment		—		—		—		—		—		—		30,388
Others		—		—		—		—		—		—		—

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,747,869

38.11.4.1.2 After reinsurance mitigation
General Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	302,465	￦	290,681	￦	304,171	￦	332,137	￦	463,207	￦	512,812	￦	—
2 years		339,141		299,745		308,785		344,149		449,737		—		—
3 years		328,713		291,075		316,601		343,707		—		—		—
4 years		281,281		296,824		321,173		—		—		—		—
5 years		287,136		300,125		—		—		—		—		—
6 years		288,358		—		—		—		—		—		—

Estimated final loss	￦	288,358	￦	300,125	￦	321,173	￦	343,707	￦	449,737	￦	512,812	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(288,514)	￦	(296,282)	￦	(306,897)	￦	(304,202)	￦	(348,301)	￦	(261,829)	￦	—
Difference between estimated final loss and claim payments.		(156)		3,843		14,276		39,505		101,436		250,983		409,887
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		28,878
Incurred claims over 6 years ago		—		—		—		—		—		—		13,397
Incurred claims settled but not yet paid		—		—		—		—		—		—		(205,328)
Discount rate effect		—		—		—		—		—		—		(1,524)
Risk adjustment		—		—		—		—		—		—		27,458
Others		—		—		—		—		—		—		24,787

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	297,555

Automobile Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,337,010	￦	1,463,857	￦	1,581,086	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	—
2 years		1,337,572		1,450,943		1,594,400		1,621,647		1,753,171		—		—
3 years		1,338,266		1,450,102		1,599,550		1,618,230		—		—		—
4 years		1,339,196		1,454,108		1,602,565		—		—		—		—
5 years		1,343,612		1,456,542		—		—		—		—		—
6 years		1,343,363		—		—		—		—		—		—

Estimated final loss	￦	1,343,363	￦	1,456,542	￦	1,602,565	￦	1,618,230	￦	1,753,171	￦	1,849,405	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,330,190)	￦	(1,436,359)	￦	(1,569,236)	￦	(1,572,372)	￦	(1,672,087)	￦	(1,512,367)	￦	—
Difference between estimated final loss and claim payments.		13,173		20,183		33,329		45,858		81,084		337,038		530,665
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		24,853
Incurred claims over 6 years ago		—		—		—		—		—		—		31,248
Incurred claims settled but not yet paid		—		—		—		—		—		—		18,177
Discount rate effect		—		—		—		—		—		—		2,449
Risk adjustment		—		—		—		—		—		—		21,227
Others		—		—		—		—		—		—		350

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	628,969

Long-term Insurance

	Accident year
	2017		2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,414,636	￦	1,637,680	￦	1,957,373	￦	2,182,836	￦	2,529,760	￦	2,680,155	￦	—
2 years		1,418,815		1,652,893		1,954,261		2,136,381		2,494,050		—		—
3 years		1,431,799		1,659,135		1,961,975		2,138,283		—		—		—
4 years		1,439,216		1,668,516		1,968,459		—		—		—		—
5 years		1,442,007		1,669,653		—		—		—		—		—
6 years		1,442,582		—		—		—		—		—		—

Estimated final loss	￦	1,442,582	￦	1,669,653	￦	1,968,459	￦	2,138,283	￦	2,494,050	￦	2,680,155	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,436,690)	￦	(1,658,943)	￦	(1,947,950)	￦	(2,094,566)	￦	(2,367,783)	￦	(1,830,875)	￦	—
Difference between estimated final loss and claim payments.		5,892		10,710		20,509		43,717		126,267		849,280		1,056,375
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		42,150
Incurred claims over 6 years ago		—		—		—		—		—		—		7,656
Incurred claims settled but not yet paid		—		—		—		—		—		—		332,497
Discount rate effect		—		—		—		—		—		—		(30,786)
Risk adjustment		—		—		—		—		—		—		26,932
Others		—		—		—		—		—		—		(3,039)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,431,785

38.11.4.2 Claims development tables as of December 31, 2023
38.11.4.2.1 Before reinsurance mitigation
General Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	513,396	￦	559,484	￦	839,279	￦	926,787	￦	918,732	￦	984,418	￦	—
2 years		545,691		567,735		1,035,332		923,424		846,577		—		—
3 years		543,816		592,403		954,050		834,723		—		—		—
4 years		565,489		598,698		970,065		—		—		—		—
5 years		570,120		587,100		—		—		—		—		—
6 years		563,739		—		—		—		—		—		—

Estimated final loss	￦	563,739	￦	587,100	￦	970,065	￦	834,723	￦	846,577	￦	984,418	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(558,954)	￦	(557,309)	￦	(779,235)	￦	(694,815)	￦	(655,922)	￦	(430,284)	￦	—
Difference between estimated final loss and claim payments.		4,785		29,791		190,830		139,908		190,655		554,134		1,110,103
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		41,413
Incurred claims over 6 years ago		—		—		—		—		—		—		42,564
Incurred claims settled but not yet paid		—		—		—		—		—		—		(52,545)
Discount rate effect		—		—		—		—		—		—		(8,539)
Risk adjustment		—		—		—		—		—		—		75,116
Others		—		—		—		—		—		—		213,113

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,421,225

Automobile Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,504,699	￦	1,626,553	￦	1,639,258	￦	1,758,406	￦	1,853,766	￦	1,958,153	￦	—
2 years		1,491,522		1,639,692		1,645,744		1,766,713		1,865,422		—		—
3 years		1,490,896		1,645,194		1,642,418		1,754,773		—		—		—
4 years		1,495,058		1,648,516		1,633,491		—		—		—		—
5 years		1,497,956		1,642,245		—		—		—		—		—
6 years		1,492,463		—		—		—		—		—		—

Estimated final loss	￦	1,492,463	￦	1,642,245	￦	1,633,491	￦	1,754,773	￦	1,865,422	￦	1,958,153	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,480,005)	￦	(1,621,917)	￦	(1,608,054)	￦	(1,714,365)	￦	(1,796,293)	￦	(1,629,354)	￦	—
Difference between estimated final loss and claim payments.		12,458		20,328		25,437		40,408		69,129		328,799		496,559
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		22,411
Incurred claims over 6 years ago		—		—		—		—		—		—		35,670
Incurred claims settled but not yet paid		—		—		—		—		—		—		42,136
Discount rate effect		—		—		—		—		—		—		5,219
Risk adjustment		—		—		—		—		—		—		21,318
Others		—		—		—		—		—		—		5,677

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	628,990

Long-term Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,937,997	￦	2,314,936	￦	2,593,514	￦	3,003,522	￦	3,159,835	￦	3,485,979	￦	—
2 years		1,958,540		2,322,571		2,551,274		2,965,954		3,180,537		—		—
3 years		1,966,566		2,332,331		2,554,205		2,972,948		—		—		—
4 years		1,978,019		2,339,839		2,557,951		—		—		—		—
5 years		1,979,283		2,339,712		—		—		—		—		—
6 years		1,977,945		—		—		—		—		—		—

Estimated final loss	￦	1,977,945	￦	2,339,712	￦	2,557,951	￦	2,972,948	￦	3,180,537	￦	3,485,979	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,971,631)	￦	(2,327,124)	￦	(2,533,413)	￦	(2,912,534)	￦	(3,016,892)	￦	(2,379,992)	￦	—
Difference between estimated final loss and claim payments.		6,314		12,588		24,538		60,414		163,645		1,105,987		1,373,486
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		52,983
Incurred claims over 6 years ago		—		—		—		—		—		—		7,786
Incurred claims settled but not yet paid		—		—		—		—		—		—		480,297
Discount rate effect		—		—		—		—		—		—		(35,235)
Risk adjustment		—		—		—		—		—		—		26,924
Others		—		—		—		—		—		—		50

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,906,291

38.11.4.2.2 After reinsurance mitigation
General Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	290,681	￦	304,171	￦	332,137	￦	463,207	￦	512,812	￦	501,574	￦	—
2 years		299,745		308,785		344,149		449,737		499,457		—		—
3 years		291,075		316,601		343,707		447,047		—		—		—
4 years		296,824		321,173		347,312		—		—		—		—
5 years		300,125		320,026		—		—		—		—		—
6 years		302,451		—		—		—		—		—		—

Estimated final loss	￦	302,451	￦	320,026	￦	347,312	￦	447,047	￦	499,457	￦	501,574	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(300,196)	￦	(310,243)	￦	(320,544)	￦	(386,251)	￦	(395,065)	￦	(251,845)	￦	—
Difference between estimated final loss and claim payments.		2,255		9,783		26,768		60,796		104,392		249,729		453,723
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		28,327
Incurred claims over 6 years ago		—		—		—		—		—		—		22,798
Incurred claims settled but not yet paid		—		—		—		—		—		—		(188,877)
Discount rate effect		—		—		—		—		—		—		(1,904)
Risk adjustment		—		—		—		—		—		—		28,338
Others		—		—		—		—		—		—		12,360

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	354,765

Automobile Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,463,857	￦	1,581,086	￦	1,615,387	￦	1,745,376	￦	1,849,405	￦	1,958,153	￦	—
2 years		1,450,943		1,594,400		1,621,647		1,753,171		1,861,151		—		—
3 years		1,450,102		1,599,550		1,618,230		1,741,566		—		—		—
4 years		1,454,108		1,602,565		1,609,312		—		—		—		—
5 years		1,456,542		1,596,518		—		—		—		—		—
6 years		1,451,085		—		—		—		—		—		—

Estimated final loss	￦	1,451,085	￦	1,596,518	￦	1,609,312	￦	1,741,566	￦	1,861,151	￦	1,958,153	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,439,301)	￦	(1,576,896)	￦	(1,584,585)	￦	(1,701,673)	￦	(1,792,264)	￦	(1,629,354)	￦	—
Difference between estimated final loss and claim payments.		11,784		19,622		24,727		39,893		68,887		328,799		493,712
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		22,283
Incurred claims over 6 years ago		—		—		—		—		—		—		33,999
Incurred claims settled but not yet paid		—		—		—		—		—		—		40,875
Discount rate effect		—		—		—		—		—		—		5,219
Risk adjustment		—		—		—		—		—		—		21,318
Others		—		—		—		—		—		—		575

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	617,981

Long-term Insurance

	Accident year
	2018		2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Estimated final loss undiscounted
Development year
1 year	￦	1,637,680	￦	1,957,373	￦	2,182,836	￦	2,529,760	￦	2,680,155	￦	2,951,334	￦	—
2 years		1,652,893		1,954,261		2,136,381		2,494,050		2,690,877		—		—
3 years		1,659,135		1,961,975		2,138,283		2,499,511		—		—		—
4 years		1,668,516		1,968,459		2,141,462		—		—		—		—
5 years		1,669,653		1,968,485		—		—		—		—		—
6 years		1,668,426		—		—		—		—		—		—

Estimated final loss	￦	1,668,426	￦	1,968,485	￦	2,141,462	￦	2,499,511	￦	2,690,877	￦	2,951,334	￦	—

Gross cumulative claim payments
Total gross cumulative claim payments	￦	(1,662,887)	￦	(1,957,612)	￦	(2,120,429)	￦	(2,448,085)	￦	(2,550,761)	￦	(2,003,225)	￦	—
Difference between estimated final loss and claim payments.		5,539		10,873		21,033		51,426		140,116		948,109		1,177,096
Estimated claim handling costs and expected indemnity		—		—		—		—		—		—		46,664
Incurred claims over 6 years ago		—		—		—		—		—		—		6,776
Incurred claims settled but not yet paid		—		—		—		—		—		—		299,202
Discount rate effect		—		—		—		—		—		—		(30,585)
Risk adjustment		—		—		—		—		—		—		23,722
Others		—		—		—		—		—		—		(2,767)

Liability for incurred claims book value	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,520,108

38.11.5 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty.

	December 31, 2022
	CSM				Profit or loss				Equity
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Loss ratio:
10% increase	￦	(2,901,957)	￦	(2,668,976)	￦	(71,203)	￦	(71,191)	￦	344,552	￦	371,702
10% decrease		2,912,747		2,709,476		39,698		58,413		(375,968)		(386,452)
Lapse ratio:
10% increase		(359,264)		(370,940)		(8,068)		(814)		(167,701)		(167,249)
10% decrease		389,089		408,833		7,048		9,954		176,746		183,228
Expense ratio:
10% increase		(580,442)		(571,270)		(11,460)		(8,628)		73,058		75,299
10% decrease		581,002		577,478		10,900		17,454		(73,618)		(70,238)

	December 31, 2023
	CSM				Profit or loss				Equity
	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Loss ratio:
10% increase	￦	(3,017,035)	￦	(2,804,994)	￦	(204,679)	￦	(204,326)	￦	8,646	￦	12,914
10% decrease		3,040,917		2,876,110		134,965		181,803		(76,125)		(44,685)
Lapse ratio:
10% increase		(408,771)		(415,121)		(21,694)		(9,028)		(126,774)		(122,230)
10% decrease		458,382		471,873		7,578		13,170		120,771		122,364
Expense ratio:
10% increase		(628,400)		(622,522)		(34,425)		(27,321)		17,560		18,788
10% decrease		633,238		632,892		29,588		40,332		(22,397)		(18,107)
38.11.6 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancelation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analyzing remaining maturity of insurance contracts.
38.11.6.1 Maturity structure of insurance contract group and reinsurance contract group as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
	(In millions of Korean won)
Net insurance contract liabilities	￦	1,487,772	￦	(1,310,285)	￦	(1,098,012)	￦	(736,720)	￦	(398,949)	￦	(946,928)	￦	52,162,988	￦	49,159,866
Net reinsurance contract assets		(1,267,940)		1,635		6,764		9,638		4,556		11,372		535,249		(698,726)

	December 31, 2023
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		Over 10 years		Total
	(In millions of Korean won)
Net insurance contract liabilities	￦	1,637,409	￦	(1,369,600)	￦	(1,001,841)	￦	(674,656)	￦	(700,585)	￦	(648,167)	￦	51,524,781	￦	48,767,341
Net reinsurance contract assets		(1,390,791)		(3,892)		11,622		8,801		3,709		(3,614)		446,099		(928,066)
The net outflow amount is represented as positive numbers, while the net inflow amount is represented as negative numbers.
38.11.6.2 The amount payable upon demand as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Amount payable		Book value
	(In millions of Korean won)
General	￦	449,914	￦	1,484,425
Long-term		25,413,387		18,116,588
Automobile		1,519,713		2,172,574
Overseas branches		62,658		222,173

Total	￦	27,445,672	￦	21,995,760

	December 31, 2023
	Amount payable		Book value
	(In millions of Korean won)
General	￦	472,238	￦	1,512,347
Long-term		26,415,292		20,210,100
Automobile		1,604,163		2,224,924
Overseas branches		39,116		264,736

Total	￦	28,530,809	￦	24,212,107

38.11.7 Credit risk of insurance contract
Credit risk of an insurance contract refers to economic losses in which the reinsurer, the counterparty, is unable to fulfil its contract obligations due to a decline in credit ratings or default or others. Through an internal review, only the insurers rated
BBB-
or higher of S&P rating or corresponding rating are selected as reinsurance companies.
38.11.7.1 Concentration and credit ratings for top three reinsurance companies as of December 31, 2023, are as follows:

Reinsurance company	Ratio	Credit rating
KOREAN RE	32.75%	AA
MUNICH RE	8.78%	AAA
HISCOX	3.51%	AA+
38.11.7.2 Details of reinsurance contract assets (liabilities) the Group holds by credit rating of reinsurance companies as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	AAA~AA+		AA~A+		A~BBB+		Below BBB		No rating		Total
	(In millions of Korean won)
Reinsurance contract assets	￦	7,489	￦	609,334	￦	867,454	￦	120	￦	3,856	￦	1,488,253
Reinsurance contract liabilities		—		(1)		77		—		3,072		3,148

	December 31, 2023
	AAA~AA+		AA~A+		A~BBB+		Below BBB		No rating		Total
	(In millions of Korean won)
Reinsurance contract assets	￦	14,027	￦	665,375	￦	928,430	￦	1	￦	38,673	￦	1,646,506
Reinsurance contract liabilities		—		(1)		481		—		3,362		3,842
38.11.8 Interest rate risk of insurance contract
The Group measures interest rate risk for insurance contract liabilities exposed to interest rate risk, which include long-term, automobile, and general insurance.
The Group calculates the exposure of insurance contract liabilities for long-term liability for remaining coverage and liability for incurred claims that apply the general model in accordance with IFRS. The interest rate risk exposure as of December 31, 2022 and 2023 is as follows:
38.11.8.1 Status of interest rate risk exposure of insurance contract

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Net insurance contract liabilities	￦	20,136,772	￦	22,259,522
Net reinsurance contract assets		1,475,409		1,533,562
Net asset effect	￦	18,661,363	￦	20,725,960
38.11.8.2 Interest rate Sensitivities

	December 31, 2022
	Equity
	1% increase		1% decrease
	(In millions of Korean won)
Net insurance contract liabilities	￦	1,931,970	￦	(2,346,147)
Net reinsurance contract assets		(34,756)		40,613
Net asset effect	￦	1,897,214	￦	(2,305,534)

	December 31, 2023
	Equity
	1% increase		1% decrease
	(In millions of Korean won)
Net insurance contract liabilities	￦	2,190,531	￦	(2,714,587)
Net reinsurance contract assets		(33,033)		38,849
Net asset effect	￦	2,157,498	￦	(2,675,738)
38.12 Risk Management of KB Life Insurance Co., Ltd.
38.12.1 Risk Management of insurance risk
The Group sells life insurance products including death, health, pension, asset-linked, and variable contracts. Along with the sale of various products, the Group also diversifies risk through reinsurance cessions.
Insurance risk exposure of insurance contracts and reinsurance contracts as of December 31, 2022 and 2023, are as follows:

	Exposure
	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Insurance contracts	￦	18,049,198	￦	20,356,903
Death		6,953,754		8,785,488
Health		(48,153)		128,659
Pension		6,663,112		6,351,320
Asset-linked		43,932		40,605
Variable death		1,157,036		1,527,905
Variable pension		3,279,517		3,522,926
Reinsurance contracts		(37,402)		(41,032)

Total	￦	18,011,796	￦	20,315,871

38.12.2 Claims development tables
Claims development tables of the Group as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Accident year
	2018		2019		2020		2021		2022		Total
	(In millions of Korean won)
Development year
Estimated final loss undiscounted	￦	180,410	￦	188,215	￦	180,992	￦	204,156	￦	211,404	￦	—
Current year		(150,348)		(153,820)		(147,921)		(168,207)		(174,686)		—
After 1 year		(24,130)		(26,723)		(26,238)		(28,583)		—		—
After 2 years		(2,653)		(4,122)		(3,472)		—		—		—
After 3 years		(1,275)		(1,330)		—		—		—		—
After 4 years		(579)		—		—		—		—		—

Total gross cumulative claim payments	￦	(178,985)	￦	(185,995)	￦	(177,631)	￦	(196,790)	￦	(174,686)	￦	—
Difference between estimated final loss and claim payments.		1,425		2,220		3,361		7,366		36,718		51,090
Discount rate effect		—		—		—		—		—		(3,249)
Future claims expense		—		—		—		—		—		126
Incurred claims settled but not yet paid		—		—		—		—		—		175,415
Risk adjustment		—		—		—		—		—		10,038
Reinsurance effects *		—		—		—		—		—		(7,547)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	225,873

	December 31, 2023
	Accident year
	2019		2020		2021		2022		2023		Total
	(In millions of Korean won)
Development year
Estimated final loss undiscounted	￦	188,067	￦	180,238	￦	203,710	￦	209,891	￦	212,680	￦	—
Current year		(153,837)		(147,254)		(167,874)		(173,926)		(175,467)		—
After 1 year		(26,840)		(26,346)		(28,097)		(28,181)		—		—
After 2 years		(4,024)		(3,291)		(4,152)		—		—		—
After 3 years		(1,316)		(1,439)		—		—		—		—
After 4 years		(613)		—		—		—		—		—

Total gross cumulative claim payments	￦	(186,630)	￦	(178,330)	￦	(200,123)	￦	(202,107)	￦	(175,467)	￦	—
Difference between estimated final loss and claim payments.		1,437		1,908		3,587		7,784		37,213		51,929
Discount rate effect		—		—		—		—		—		(2,970)
Future claims expense		—		—		—		—		—		90
Incurred claims settled but not yet paid		—		—		—		—		—		163,949
Risk adjustment		—		—		—		—		—		10,988
Reinsurance effects *		—		—		—		—		—		(8,833)

Total Liability for incurred claims	￦	—	￦	—	￦	—	￦	—	￦	—	￦	215,153

*	Decided to display reinsurance effects in one line.
38.12.3 Sensitivity analysis of insurance risk
The Group manages insurance risk by performing sensitivity analysis based on loss ratio, expense ratio, discount rate, and others which are considered to have significant influence on future cash flow, timing, and uncertainty.
The result of sensitivity analysis for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022
		Effect on
		Equity				Profit or loss
	Assumption change	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Lapse ratio	+10%	￦	20,135	￦	19,250	￦	(39,955)	￦	(40,324)
Lapse ratio	-10%		(28,234)		(27,448)		34,296		34,488
Loss ratio *	+10%		124,000		121,882		(6,863)		(6,997)
Loss ratio *	-10%		(129,109)		(127,052)		5,444		5,528
Expense ratio	+10%		22,483		22,432		(14,667)		(14,724)
Expense ratio	-10%		(21,772)		(21,738)		16,006		16,064

	December 31, 2023
		Effect on
		Equity				Profit or loss
	Assumption change	Before reinsurance mitigation		After reinsurance mitigation		Before reinsurance mitigation		After reinsurance mitigation
	(In millions of Korean won)
Lapse ratio	+10%	￦	3,321	￦	2,597	￦	(21,454)	￦	(21,810)
Lapse ratio	-10%		1,355		1,494		7,252		7,335
Loss ratio *	+10%		90,861		88,899		(13,476)		(14,294)
Loss ratio *	-10%		(95,788)		(93,886)		11,279		12,001
Expense ratio	+10%		15,523		15,242		(12,296)		(12,677)
Expense ratio	-10%		(15,823)		(15,549)		12,959		13,332

*	Includes mortality, longevity, and disability/illness risks
38.12.4 Liquidity risk of insurance contracts
Liquidity risk arising from insurance contracts arises from the increase in refunds at maturity caused by concentrations of maturity, the excessive increase in surrender values caused by unexpected mass cancelation, and the increase in payments of claims caused by major accidents. The Group manages payment of refunds at maturity by analysing remaining maturity of insurance contracts.
Maturity structure of insurance contract liabilities (assets) based on net cashflows as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
	(In millions of Korean won)
Insurance contracts	￦	(324,634)	￦	(255,444)	￦	32,474	￦	202,786	￦	555,048	￦	4,306,398	￦	12,620,485	￦	38,139,531
Assets portfolio		—		—		—		—		—		—		—		—
Liabilities portfolio		(324,634)		(255,444)		32,474		202,786		555,048		4,306,398		12,620,485		38,139,531
Reinsurance contracts		(6,225)		1,452		721		555		671		5,431		18,021		54,508
Assets portfolio		(4,255)		390		(149)		(147)		(89)		(161)		56		128
Liabilities portfolio		(1,969)		1,061		870		702		760		5,592		17,966		54,380

	December 31, 2023
	1 year		1 year ~ 2 years		2 years ~ 3 years		3 years ~ 4 years		4 years ~ 5 years		5 years ~ 10 years		10 years ~ 20 years		Over 20 years
	(In millions of Korean won)
Insurance contracts	￦	(364,422)	￦	(243,265)	￦	(41,810)	￦	279,853	￦	631,806	￦	4,849,035	￦	12,457,375	￦	38,335,547
Assets portfolio		—		—		—		—		—		—		—		—
Liabilities portfolio		(364,422)		(243,265)		(41,810)		279,853		631,806		4,849,035		12,457,375		38,335,547
Reinsurance contracts		(5,667)		3,095		3,378		2,705		2,414		9,629		17,415		60,794
Assets portfolio		(2,571)		691		908		465		387		744		35		131
Liabilities portfolio		(3,096)		2,404		2,470		2,240		2,026		8,885		17,381		60,663

38.12.5 The amount payable upon demand as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Amount payable		Book value
	(In millions of Korean won)
Insurance contracts
Death	￦	11,993,173	￦	10,438,653
Health		619,290		322,705
Pension		7,629,313		7,159,848
Asset-linked		47,117		45,747
Variable death		2,122,858		2,254,931
Variable pension		3,529,512		3,454,283

	￦	25,941,263	￦	23,676,167

	December 31, 2023
	Amount payable		Book value
	(In millions of Korean won)
Insurance contracts
Death	￦	13,007,313	￦	12,105,279
Health		699,541		437,536
Pension		7,008,436		6,840,937
Asset-linked		43,654		42,761
Variable death		2,382,968		2,576,135
Variable pension		3,807,587		3,656,532

	￦	26,949,499	￦	25,659,180

38.12.6 Credit risk of reinsurance contract assets (liabilities)
Credit risk exposure of reinsurance contract assets and reinsurance contract liabilities as of December 31, 2022 and 2023, are as follows

	December 31, 2022
	Credit ratings
	AAA ~ AA+		AA ~ A+		A ~ BBB+		Below BBB		No rating		Total
	(In millions of Korean won)
Reinsurance contract assets	￦	4,305	￦	360	￦	—	￦	—	￦	—	￦	4,664
Reinsurance contract liabilities		(10,325)		(11,987)		(3,964)		—		—		(26,276)

	December 31, 2023
	Credit ratings
	AAA ~ AA+		AA ~ A+		A ~ BBB+		Below BBB		No rating		Total
	(In millions of Korean won)
Reinsurance contract assets	￦	2,816	￦	4,157	￦	—	￦	—	￦	—	￦	6,973
Reinsurance contract liabilities		(11,522)		(11,871)		(3,556)		—		—		(26,949)

38.12.7 Market risk of insurance contracts
38.12.7.1 The sensitivity analysis of market risk to changes in economic assumptions as of December 31, 2022 and 2023, are as follows:

		December 31, 2022				December 31, 2023
	Assumption change	Effect on Equity		Effect on Profit or loss		Effect on Equity		Effect on Profit or loss
	(In Korean won)	(In millions of Korean won)

Exchange rate	+￦ 100	￦	(16,195)	￦	(17,042)	￦	(24,530)	￦	(31,299)
Exchange rate	-￦ 100		16,224		17,090		24,530		31,299
Discount rate	+1%p		1,678,796		—		2,093,890		—
Discount rate	-1 %p		(2,348,470)		—		(2,918,559)		—
Stock price	+10%		(125,211)		(176,718)		(136,859)		(190,338)
Stock price	-10%		122,553		172,853		135,687		188,637

*	Effect on profit or loss is the amount before-tax.
38.12.7.2 Interest rate risk exposure of insurance contracts and reinsurance contracts as of December 31, 2022 and 2023, are as follows:

	Exposure
	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Insurance contract liabilities	￦	18,049,197	￦	20,356,903
Interest rate fixed contracts		8,121,476		10,206,298
Interest rate linked contracts		5,491,169		5,099,774
Variable contracts		4,436,552		5,050,831
Reinsurance contract liabilities		(37,402)		(41,032)

Total	￦	18,011,795	￦	20,315,871

38.12.7.3 Stock price risk exposure of insurance contracts as of December 31, 2022 and 2023, are as follows:

	Exposure
	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Insurance contract liabilities	￦	4,436,552	￦	5,050,831
38.12.7.4 Currency risk exposure of insurance contracts as of December 31, 2022 and 2023, are as follows:

	Exposure
	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Insurance contract liabilities	￦	305,074	￦	455,738